Investments (PCI Investments Acquired) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Mortgage Loans
Purchased credit impaired investments as of their respective acquisition dates
Contractually required payments (including interest)	$ 0	$ 0
Cash flows expected to be collected	0	0
Fair value of investments acquired	0	0
Fixed Maturity Securities
Purchased credit impaired investments as of their respective acquisition dates
Contractually required payments (including interest)	2,220	947
Cash flows expected to be collected	1,951	745
Fair value of investments acquired	$ 1,439	$ 503